Stock Purchase Warrants and Options	3 Months Ended
Sep. 30, 2012
Equity:
Shareholders' Equity and Share-based Payments

NOTE 4 - STOCK PURCHASE WARRANTS AND OPTIONS

On January 2, 2012, the Company issued 52,720 of options to an executive officer for services. The options were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 171.65%, a risk free rate of 3.64% and a term of 5 years. During March 2012, warrants to purchase 900,000 shares of common stock at $1.16 per share were issued to the management of the Company’s subsidiary, Xnergy, Inc. for their services as an amendment to the performance criteria in employment agreements. 250,000 warrants vested based upon certain performance criteria. The performance criteria for the remaining 650,000 warrants have not been met as of September 30, 2012. The warrants were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 171.65%, a risk free rate of 3.64% and a term of 5 years. During April and May 2012, warrants to purchase 1,385,000 shares of common stock at $0.10 to $1.39 per share were issued to the various Company consultants for their services 715,000 warrants vested based upon certain performance criteria. The performance criteria for the remaining 670,000 warrants have not been met as of September 30, 2012. The warrants were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 163.99%, a risk free rate of 3.64% and a term of 1.5 to 5.5 years. The Company has recognized $968,822 of expense in connection with the warrants during the nine months ended September 30, 2012. On August 7, 2012, the Company issued 50,000 of warrants to a consultant for services. The options were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 168,50%, a risk free rate of 3.64% and a term of 5 years. A summary of the Company’s option activity during the periods ended September 30, 2012 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2010	298,500	$1.00	9.8
Granted	97,791	1.68	5
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.8
Expired	--	--	--
Balance Outstanding, December 31, 2011	607,791	1.63	9.8	$1,018,089
Granted	52,720
Forfeited	(8,889)	0.90	--
Exercised	(11,111)	0.90	--
Balance Outstanding, September 30, 2012	640,511	$1.60	9.25	$1,062,197
Exercisable, September 30, 2012	340,511	$1.60	9.25	$546,197

A summary of the Company’s warrant activity during the periods ended September 30, 2012 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2010	11,870,116	$2.31	2.78	$27,457,223
Granted	2,660,000	2.53	5.00
Exercised	(18,000)	1.00	--
Granted	1,000,000	3.00	10.00
Forfeited	(50,000)	1.25	--
Balance Outstanding, December 31, 2011	15,531,116	2.53	2.78	$33,801,473
Granted	3,685,510	0.75	4.75
Exercised	(280,000)	--	--
Forfeited	--	--	--
Balance Outstanding September 30, 2012	18,936,626	$2.03	3.28	$36,647,976
Exercisable, September 30, 2012	17,310,626	$1.94	3.28	$35,079,910